UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2009


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:             Symmetry Peak Management LLC

Address:          555 East Lancaster Avenue
                  Suite 660
                  Radnor, PA 19087


13F File Number:  028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory A. Boye
Title:  Chief Financial Officer
Phone:  484-588-4116


Signature, Place and Date of Signing:


/s/ Gregory A. Boye            Radnor, Pennsylvania          August 14, 2009
----------------------       ------------------------     ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total: $183,340
                                        (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------            --------------       ---------   -------    -----------------  ----------  --------  ---------------------
                                                            VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS        CUSIP      (x1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED NONE
--------------            --------------       ---------   -------    -------  --- ----  ----------  --------  --------  ------ ----
3PAR INC                       COM             88580F109    10,974    885,000  SH           SOLE      NONE      885,000
APPLE INC                      COM             037833100     9,970     70,000  SH           SOLE      NONE       70,000
ARCSIGHT INC                   COM             039666102     4,014    225,874  SH           SOLE      NONE      225,874
ARUBA NETWORKS INC             COM             043176106    13,067  1,495,066  SH           SOLE      NONE    1,495,066
ARUBA NETWORKS INC             COM             043176106     2,622    300,000  PUT          SOLE      NONE      300,000
ATHENAHEALTH INC               COM             04685W103     1,629     44,007  SH           SOLE      NONE       44,007
ATHEROS COMMUNICATIONS INC     COM             04743P108     1,443     75,000  SH           SOLE      NONE       75,000
BROADWIND ENERGY INC           COM             11161T108       340     30,000  SH           SOLE      NONE       30,000
BUNGE LIMITED                  COM             G16962105     3,296     54,700  PUT          SOLE      NONE       54,700
CHINDEX INTERNATIONAL INC      COM             169467107       808     65,342  SH           SOLE      NONE       65,342
CHIPOTLE MEXICAN GRILL INC     CL A            169656105     2,400     30,000  SH           SOLE      NONE       30,000
CLEARWIRE CORP NEW             CL A            18538Q105       415     75,000  SH           SOLE      NONE       75,000
CLICKSOFTWARE TECHNOLOGIES L   ORD             M25082104       398     60,257  SH           SOLE      NONE       60,257
COMMVAULT SYSTEMS INC          COM             204166102     1,082     65,200  SH           SOLE      NONE       65,200
COMPELLENT TECHNOLOGIES INC    COM             20452A108       763     50,000  SH           SOLE      NONE       50,000
CREE INC                       COM             225447101     1,176     40,000  SH           SOLE      NONE       40,000
DREAMWORKS ANIMATION SKG INC   CL A            26153C103     2,483     90,000  SH           SOLE      NONE       90,000
GERON CORP                     COM             374163103       230     30,000  SH           SOLE      NONE       30,000
GRAND CANYON ED INC            COM             38526M106     1,711    101,938  SH           SOLE      NONE      101,938
GREEN MTN COFFEE ROASTERS IN   COM             393122106       591     10,000  SH           SOLE      NONE       10,000
HECKMANN CORP                  COM             422680108     3,378    900,700  SH           SOLE      NONE      900,700
HECKMANN CORP                  COM             422680108       414    110,500  CALL         SOLE      NONE      110,500
HITTITE MICROWAVE CORP         COM             43365Y104     1,043     30,000  SH           SOLE      NONE       30,000
INTERDIGITAL INC               COM             45867G101       611     25,000  SH           SOLE      NONE       25,000
INTERDIGITAL INC               COM             45867G101       611     25,000  CALL         SOLE      NONE       25,000
ISILON SYS INC                 COM             46432L104     2,328    549,076  SH           SOLE      NONE      549,076
K12 INC                        COM             48273U102       216     10,000  SH           SOLE      NONE       10,000
KONGZHONG CORP                 SPONSORED ADR   50047P104     2,646    246,360  SH           SOLE      NONE      246,360
LINCOLN EDL SVCS CORP          COM             533535100       314     15,000  SH           SOLE      NONE       15,000
LONGTOP FINL TECHNOLOGIES LT   ADR             54318P108     1,813     73,800  SH           SOLE      NONE       73,800
MAJESCO ENTERTAINMENT CO       COM NEW         560690208       490    251,449  SH           SOLE      NONE      251,449
MAKO SURGICAL CORP             COM             560879108       573     63,485  SH           SOLE      NONE       63,485
MELLANOX TECHNOLOGIES LTD      SHS             M51363113     5,416    450,214  SH           SOLE      NONE      450,214
MONOLITHIC PWR SYS INC         COM             609839105     1,528     68,170  SH           SOLE      NONE       68,170
NETEASE COM INC                SPONSORED ADR   64110W102     1,741     49,500  SH           SOLE      NONE       49,500
NETFLIX INC                    COM             64110L106     8,268    200,000  CALL         SOLE      NONE      200,000
NETLOGIC MICROSYSTEMS INC      COM             64118B100     1,491     40,906  SH           SOLE      NONE       40,906
NETSUITE INC                   COM             64118Q107       717     60,700  SH           SOLE      NONE       60,700
NEUTRAL TANDEM INC             COM             64128B108     1,845     62,500  SH           SOLE      NONE       62,500
OMNITURE INC                   COM             68212S109     2,363    188,100  CALL         SOLE      NONE      188,100
PERFECT WORLD CO LTD           SPON ADR REP B  71372U104     2,860    100,000  SH           SOLE      NONE      100,000
PERVASIVE SOFTWARE INC         COM             715710109       485     79,626  SH           SOLE      NONE       79,626
POWERSHARES QQQ TRUST          UNIT SER 1      73935A104    27,285    750,000  PUT          SOLE      NONE      750,000
RAMBUS INC DEL                 COM             750917106       387     25,000  SH           SOLE      NONE       25,000
RAMBUS INC DEL                 COM             750917106     5,415    350,000  CALL         SOLE      NONE      350,000
RESEARCH IN MOTION LTD         COM             760975102     4,976     70,000  SH           SOLE      NONE       70,000
RIVERBED TECHNOLOGY INC        COM             768573107     2,319    100,000  SH           SOLE      NONE      100,000
ROSETTA STONE INC              COM             777780107     3,768    137,300  SH           SOLE      NONE      137,300
SMART BALANCE INC              COM             83169Y108     1,258    184,800  SH           SOLE      NONE      184,800
SOLARWINDS INC                 COM             83416B109     2,453    148,734  SH           SOLE      NONE      148,734
SPDR GOLD TRUST                GOLD SHS        78463V107     4,541     49,800  PUT          SOLE      NONE       49,800
STARENT NETWORKS CORP          COM             85528P108     2,441    100,000  SH           SOLE      NONE      100,000
STEC INC                       COM             784774101       928     40,000  SH           SOLE      NONE       40,000
SUCCESSFACTORS INC             COM             864596101     3,727    405,957  SH           SOLE      NONE      405,957
SUPPORTSOFT INC                COM             868587106     3,537  1,622,537  SH           SOLE      NONE    1,622,537
TESSERA TECHNOLOGIES INC       COM             88164L100     2,403     95,000  SH           SOLE      NONE       95,000
TIVO INC                       COM             888706108       498     47,498  SH           SOLE      NONE       47,498
UNIVERSAL DISPLAY CORP         COM             91347P105       871     89,069  SH           SOLE      NONE       89,069
VMWARE INC                     CL A COM        928563402    14,999    550,000  CALL         SOLE      NONE      550,000
VOLTAIRE LTD                   ORD SHS         M97613109        58     16,013  SH           SOLE      NONE       16,013
VOLTERRA SEMICONDUCTOR CORP    COM             928708106       724     55,108  SH           SOLE      NONE       55,108
WONDER AUTO TECHNOLOGY INC     COM             978166106       196     19,332  SH           SOLE      NONE       19,332





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